Fair Value Measurements	9 Months Ended	12 Months Ended
	Jun. 30, 2012	Sep. 30, 2011
Fair Value Disclosures [Abstract]
Fair value measurements
Note 4 – Fair Value Measurements
The following table represents Post's assets and liabilities measured at fair value on a recurring basis and the basis for that measurement according to the levels in the fair value hierarchy.

	June 30, 2012			September 30, 2011
	Total	Level 1	Level 2	Total	Level 1	Level 2
Deferred compensation investment	$1.3	$1.3	—	$0.8	$0.8	—
Deferred compensation liabilities	7.8	—	7.8	0.8	—	0.8

The fair value hierarchy is based on inputs to valuation techniques that are used to measure fair value that are either observable or unobservable. Observable inputs reflect assumptions market participants would use in pricing an asset or liability based on market data obtained from independent sources, while unobservable inputs reflect a reporting entity's pricing based upon their own market assumptions. The fair value hierarchy consists of three levels:
Level 1 — Inputs are quoted prices in active markets for identical assets or liabilities.
Level 2 — Inputs are quoted prices of similar assets or liabilities in an active market, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable and market-corroborated inputs which are derived principally from or corroborated by observable market data.
 Level 3 — Inputs are derived from valuation techniques in which one or more significant inputs or value drivers are unobservable.
 The fair value of the deferred compensation investment is invested primarily in mutual funds and is measured using the market approach. This investment is in the same funds and purchased in substantially the same amounts as the participants' selected investment options (excluding Post common stock equivalents), which represent the underlying liabilities to participants in Post's deferred compensation plans. Deferred compensation liabilities are recorded at amounts due to participants in cash, based on the fair value of participants' selected investment options (excluding certain Post common stock equivalents to be distributed in shares) using the market approach. In connection with, and as of the date of the Spin-Off, approximately $6.7 of deferred compensation liabilities were assumed by the the Company from Ralcorp related to certain members of the Company's management team and board of directors who were directors of Ralcorp prior to the Spin-Off.
 The carrying amounts reported on the consolidated balance sheets for cash and cash equivalents, receivables and accounts payable approximate fair value because of the short term nature of these instruments. The fair value of long-term debt, including any current portion, at June 30, 2012 (see Note 10) is approximately $986.6 based upon Level 2 inputs.

Note 11 — Fair Value Measurements
 The following table represents Post's assets and liabilities measured at fair value on a recurring basis and the basis for that measurement according to the levels in the fair value hierarchy in ASC Topic 820:

	September 30, 2011			September 30, 2010
	Total	Level 1	Level 2	Total	Level 1	Level 2
Deferred compensation investment	$0.8	$0.8	$—	$0.3	$0.3	$—
Deferred compensation liabilities	0.8	—	0.8	0.3	—	0.3

 The fair value hierarchy is based on inputs to valuation techniques that are used to measure fair value that are either observable or unobservable. Observable inputs reflect assumptions market participants would use in pricing an asset or liability based on market data obtained from independent sources, while unobservable inputs reflect a reporting entity's pricing based upon their own market assumptions. The fair value hierarchy consists of three levels:
Level 1 — Inputs are quoted prices in active markets for identical assets or liabilities.
Level 2 — Inputs are quoted prices of similar assets or liabilities in an active market, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable and market-corroborated inputs which are derived principally from or corroborated by observable market data.
 Level 3 — Inputs are derived from valuation techniques in which one or more significant inputs or value drivers are unobservable.
 The fair value of the deferred compensation investment is invested primarily in mutual funds and is measured using the market approach. This investment is in the same funds and purchased in substantially the same amounts as the participants' selected investment options (excluding Ralcorp common stock equivalents), which represent the underlying liabilities to participants in Ralcorp's deferred compensation plans. Deferred compensation liabilities are recorded at amounts due to participants in cash, based on the fair value of participants' selected investment options (excluding certain Ralcorp common stock equivalents to be distributed in shares) using the market approach.
 The carrying amounts reported on the combined balance sheets for cash and cash equivalents, receivables and accounts payable approximate fair value because of the short maturities of these financial instruments. The fair value of long-term intercompany debt (see Note 12) is approximately $855.2 based on the discounted cash flows analysis using observable inputs (Level 2).